Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 MXN ($)	Jun. 30, 2023 MXN ($)	Jun. 30, 2024 MXN ($)	Jun. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments income (cost), net	$ 10,064,456	$ (2,489,947)	$ 15,783,317	$ (2,788,339)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments income (cost), net					$ (194,194)
Financial Liabilities At Fair Value Through Other Comprehensive Income, Category | Derivative financial instruments | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities						$ (45,423,483)	$ (26,568,577)